SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended
Jun. 30, 2013
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Schedule of Discontinued Operations

	Period ended June 1 2012	Period ended August 1 2012

Revenues	2	3
Cost of revenues	120	143

Gross loss	(118)	(140)

Operating expenses:
Sales and marketing	48	60
General and administrative	165	181
Impairment of goodwill and intangible asset	354	348

Operating loss	(684)	(729)

Financial expense, net	16	18

Net loss	(700)	(747)

*)	As a result of the partnership's sale a loss was recorded in the amount of $248, and is considered to be a loss on discontinued operation.
**)	Cash flow from discontinued operation was immaterial and as such no discontinued operation presented on the cash flow statement.